Mid Cap Value Fund Investment Objectives and Goals - Mid Cap Value Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Mid Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.